CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating expenses:
Research and development	$ 7,425		$ 24,091		$ 14,259	$ 31,987	$ 44,923	$ 41,488
General and administrative	2,592		3,201		5,863	6,927	12,693	15,718
Restructuring and asset impairment charges	5,077				5,077			2,542
Total operating expenses	15,094		27,292		25,199	38,914	57,616	59,748
Loss from operations	(15,094)		(27,292)		(25,199)	(38,914)	(57,616)	(59,748)
Other income, net	202		484		511	1,130	1,772	4,094
Net loss	$ (14,892)	$ (9,796)	$ (26,808)	$ (10,976)	$ (24,688)	$ (37,784)	$ (55,844)	$ (55,654)
Net loss per common share
Basic (in dollars per share)	$ (2.8)		$ (11.29)		$ (4.68)	$ (16.05)	$ (19.65)	$ (23.88)
Diluted (in dollars per share)	$ (2.8)		$ (11.29)		$ (4.68)	$ (16.05)	$ (19.65)	$ (23.88)
Weighted average shares outstanding
Basic (in shares)	5,309,724		2,374,729		5,274,630	2,354,425	2,842,448	2,330,386
Diluted (in shares)	5,309,724		2,374,729		5,274,630	2,354,425	2,842,448	2,330,386
Comprehensive loss:
Net loss	$ (14,892)	$ (9,796)	$ (26,808)	$ (10,976)	$ (24,688)	$ (37,784)	$ (55,844)	$ (55,654)
Unrealized loss on marketable securities	(1)		(7)		(24)	(11)	17	226
Total comprehensive loss	$ (14,893)		$ (26,815)		$ (24,712)	$ (37,795)	$ (55,827)	$ (55,428)